UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Austin Investment Management Inc
                  -------------------------------------
Address:          520 Madison Avenue, 28th Floor
                  -------------------------------------
                  New York, NY 10022
                  -------------------------------------

Form 13F File Number:     28-11945
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Rheema Pike
                  --------------------------------
Title:            Chief Compliance Officer
                  --------------------------------
Phone:            212-888-9292
                  --------------------------------

Signature, Place, and Date of Signing:

s/ Rheema Pike                New York, NY                  January 31, 2008
----------------             --------------               -------------------
  [Signature]                [City, State]                       [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number      Name
         28-

  [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:            0
                                              ----------------
Form 13F Information Table Entry Total:       119
                                              ----------------
Form 13F Information Table Value Total:       $207,449
                                              ----------------
                                                (thousands)


List of Other Included Managers:              None
                                              ----------------

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No. Form 13F        File Number               Name
                           28-

[Repeat as necessary.]




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

Column 1                      Column 2       Column 3  Column 4   Column 5       Column 6    Column 7               Column 8
--------                     ---------       --------  --------   --------      ----------   --------               --------
                                                        Value   SHRS OR  SH/    Investment    Other             Voting Authority
Name of Issuer             Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers        Sole    Shared    None
--------------             --------------   ---------  -------  -------  ---    ---------   ---------       -------  -------   -----
3m Co.                     COM              88579Y101     1075       12750      SOLE                                           X
AT&T, Inc.                 COM              00206R102     1048       25240      SOLE                                           X
Abb Ltd.                   SPONSORED ADR    000375204      251        8700      SOLE                                           X
Abbott Laboratories        COM              002824100     2043       36401      SOLE                          X
Altria Group Inc           COM              02209S103     5943       78635      SOLE                          X
American Express Co        COM              025816109     2533       48700      SOLE                                           X
American Intl. Group       COM              026874107      209        3591      SOLE                                           X
Ameron International Corp  COM              030710107     4414       47905      SOLE                          X
Anadarko Petroleum         COM              032511107      169        2575      SOLE                                           X
Apple Computer Inc.        COM              037833100      198        1000      SOLE                                           X
Applied Materials Inc.     COM              038222105      168        9500      SOLE                                           X
Applied Materials Inc.     COM              038222105      781       44000      SHARED-DEFINED                X
Aqua America Inc.          COM              03836W103      877       41392      SOLE                          X
Arch Coal Inc              COM              039380100      251        5600      SOLE                                           X
Avx Corp New               COM              002444107     1065       79400      SOLE                          X
Avx Corp New               COM              002444107      537       40000      SHARED-DEFINED                X
BP Plc-Spons Adr           SPONSORED ADR    055622104      163        2234      SOLE                                           X
Baker Hughes Inc.          COM              057224107     8757      107982      SOLE                          X
Bank Of America Corp.      COM              060505104      847       20530      SOLE                                           X
Bank of NY Mellon Corp.    COM              064058100      313        6435      SOLE                                           X
Berkshire Hathaway Inc.    CL A             084990175     6372          45      SOLE                                           X
Berkshire Hathaway Inc.    CL B             084670207      118          25      SOLE                                           X
Boston Scientific Corp     COM              101137107      116       10000      SHARED-DEFINED                X
Bristol Myers Squibb Co    COM              110122108      4051      152760     SOLE                          X
Bristol Myers Squibb Co    COM              110122108      1074       40500     SHARED-DEFINED                X
Burlington Northern Inc.   COM              12189T104      5068       60895     SOLE                          X
Burlington Northern Inc.   COM              12189T104       208        2500     SHARED-DEFINED                X
California Wtr Svc Grp     COM              130788102       144        3900     SOLE                                           X
Cameron International Corp.COM              13342B105       134        2800     SOLE                                           X
Chevron Corp New           COM              166764100      7003       75042     SOLE                                           X
Chicago Bdge&Iron NY Reg.  NY REGISTRY SH   167250109     11175      184900     SOLE                          X
Chicago Bdge&Iron NY Reg.  NY REGISTRY SH   167250109       604       10000     SHARED-DEFINED                X
Cincinnati Financial Corp  COM              172062101       108        2756     SOLE                                           X
Cisco Systems              COM              17275R102      5231      193264     SOLE                          X
Colgate Palmolive Co       COM              194162103       420        5393     SOLE                                           X
Conocophillips             COM              20825C104      2389       27059     SOLE                                           X
Consolidated Edison Inc .  COM              209115104      1501       30725     SOLE                          X
Corning Inc.               COM              219350105       349       14550     SOLE                                           X
Costco Wholesale Corp.     COM              22160K105       460        6600     SOLE                                           X
Covanta Holding Corp.      COM              22282E102       272        9847     SOLE                                           X
Devon Energy Corp New      COM              25179M103       114        1290     SOLE                                           X
Diageo PLC                 SPONSORED ADR    25243Q205      1029       12000     SHARED-DEFINED                X
Duke Power Co New          COM              26441C105      3092      153298     SOLE                          X
East Group Properties Inc  COM              277276101       293        7000     SOLE                          X
EasyLink Svcs Intl Corp    CL A             277858106      1789      582930     SOLE                                           X
Encana Corp.               COM              292505104     11635      171204     SOLE                          X
Encana Corp.               COM              292505104      2650       39000     SHARED-DEFINED                X
Essex Ppty Tr Inc          COM              297178105       312        3200     SOLE                                           X
Exelon Corp.               COM              30161N101       298        3654     SOLE                                           X
Exxon Mobil Corp.          COM              30231G102      4308       45990     SOLE                          X
Fairfax Financial Holdings SUB VTG          303901102       858        3000     SHARED-DEFINED                X
Finisar Corp               COM              31787A101       172      118800     SOLE                                           X
Fording Canadian Coal      TR UNIT          345425102       510       13200     SOLE                                           X
Fording Canadian Coal      TR UNIT          345425102      1216       31500     SOLE                          X
Fpl Group Inc.             COM              302571104       361        5320     SHARED-DEFINED                X
General Electric Co        COM              369604103       226        6100     SOLE                                           X
General Electric Co        COM              369604103       667       18000     SHARED-DEFINED                X
Golar Lng Ltd              SHS              G9456A100       885       40000     SHARED-DEFINED                X
Home Depot                 COM              437076102       829       30775     SOLE                          X
Honeywell Inc              COM              438516106      7667      124530     SOLE                          X
IBM Corp                   COM              459200101      6399       59202     SOLE                          X
Intel Corp.                COM              458140100       130        4885     SOLE                                           X
Intel Corp.                COM              458140100      1066       40000     SHARED-DEFINED                X
Johnson & Johnson          COM              478160104      1676       25130     SOLE                          X
LMI Aerospace Inc.         COM              502079106       159        6000     SOLE                                           X
Level 3 Communications     COM              52729N100       477      157100     SOLE                                           X
Liberty Media-Interactive  COM              53071M104       286       15000     SHARED-DEFINED                X
Merck & Co Inc.            COM              589331107       232        4000     SOLE                                           X
Microsoft Corp.            COM              594918104      6916       19429     SOLE                          X
Mueller Water Products     COM SER A        624758108       286       30000     SHARED-DEFINED                X
Nabors Industries Inc.     SHS              G6359F103       197        7200     SOLE                          X
Nexen Inc.                 COM              65334H102       904       28000     SOLE                                           X
News Corp.                 CL A             65248E104       615       30000     SHARED-DEFINED                X
Noble Corporation          SHS              G65422100      7526      133180     SOLE                          X
Novell Inc.                COM              670006105       568       82800     SOLE                                           X
Oneok Partners LP          UNIT LTD PARTN   68268N103      3622       59150     SOLE                          X
Oracle Systems Corp        COM              68389X105      1129       50000     SOLE                                           X
PPL Corporation            COM              69351T106       104        2000     SOLE                                           X
Peabody Energy Corp.       COM              704549104       351        5700     SOLE                                           X
Pepsico, Inc.              COM              713448108      1256       16558     SOLE                                           X
Pfizer Inc                 COM              717081103       512       22561     SOLE                                           X
Pinnacle West Capital Corp COM              723484101       106        2500     SOLE                                           X
Procter & Gamble Co.       COM              742718109      1522       20739     SOLE                          X
Reading International      CL A             755408101       485       48600     SOLE                                           X
Rio Tinto PLC              SPONSORED ADR    767204100       630        1500     SHARED-DEFINED                X
Rockwell Automation Inc.   COM              773903109       289        4200     SOLE                                           X
Schering Plough Corp W/Rts COM              806605101      8340      313100     SOLE                          X
Schering Plough Corp W/Rts COM              806605101      1172       44000     SHARED-DEFINED                X
Schlumberger Ltd           COM              806857108      3387       34441     SOLE                                           X
Spectra Energy Corp.       COM              847560109      2464       95442     SOLE                          X
Spectra Energy Corp.       COM              847560109       904       35000     SHARED-DEFINED                X
Spectra Energy Partners LP COM              84756N109       362       15140     SOLE                          X
St. Joe Company            COM              790148100      1381       38900     SOLE                          X
St. Joe Company            COM              790148100       176        5000     SHARED-DEFINED                X
Suncor Energy              COM              867229106       794        7300     SHARED-DEFINED                X
Tejon Ranch Co.            COM              879080109      2670       65375     SOLE                          X
Tejon Ranch Co.            COM              879080109       306        7500     SHARED-DEFINED                X
Texas Instruments          COM              882508104       267        8000     SOLE                                           X
Textron Inc.               COM              883203101      1946       27300     SOLE                                           X
Time Warner Inc.           COM              887317105      5531         335     SOLE                                           X
Time Warner Inc.           CL B             887317105       991       60000     SHARED-DEFINED                X
U S G Corp.                COM NEW          903293405       292        8175     SOLE                                           X
United Technologies Corp.  COM              913017109      1013       13240     SOLE                                           X
United Parcel Service Inc. COM              911312106       495        7000     SOLE                          X
United Refining Energy Cp. UNIT             911360204       554       56000     SOLE                                           X
Universal Display Corp.    COM              91347P105       516       25000     SOLE                                           X
Verizon Communications     COM              92343V104       275        6301     SOLE                                           X
Vornado Rlty Tr            SH BEN INT       929042109      1759       20000     SOLE                                           X
Walgreen Co                COM              931422109      2082       54700     SOLE                          X
Wal-Mart Stores            COM              942749102      1236       26000     SHARED-DEFINED                X
Waters Corp.               COM              941848103       213        2700     SOLE                                           X
Watts Water Technology     CL A             942749102       298       10000     SHARED-DEFINED                X
White Mtns Ins. Grp Ltd    COM              G9618E107       817        1591     SOLE                                           X
Woodward Governor Co.      COM              980745103      3590       52840     SOLE                          X
Wrigley Wm Jr Co           COM              982526105      1319       22536     SOLE                                           X
Wynn Resorts Ltd.          COM              983134107       269        2400     SOLE                                           X
Wynn Resorts Ltd.          COM              983134107       347        3100     SHARED-DEFINED                X
Xerox Corp - W/Rts         COM              984121103      6698      413716     SOLE                          X
Xerox Corp - W/Rts         COM              984121103       192       11876     SHARED-DEFINED                X

                                            --------------------------------
                                            TOTAL:                   207449
                                            --------------------------------

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